Investment Properties (Details) - Schedule of Non-Current Asset Held for Sale R$ in Thousands, Hectares in Thousands	12 Months Ended
Jun. 30, 2024 BRL (R$) Hectares
Schedule of Non-Current Asset Held for Sale [Line Items]
Hectares (useful) | Hectares	1,347
Amount | R$	R$ 15,004
Rio do Meio II [Member]
Schedule of Non-Current Asset Held for Sale [Line Items]
Delivery forecast	Jul/2024
Hectares (useful) | Hectares	190
Amount | R$	R$ 2,195
Alto Taquari IV [Member]
Schedule of Non-Current Asset Held for Sale [Line Items]
Delivery forecast	Sep/2024
Hectares (useful) | Hectares	1,157
Amount | R$	R$ 12,809